Transactions with Parties in Interest	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties in Interest	Transactions with Parties in Interest
The Plan allows for transactions with certain parties who may perform services or have fiduciary responsibilities to the Plan. Parties in interest include the Company and U.S. Bank National Association (the “Trustee”). Transactions involving funds administered by the Trustee are considered party-in-interest transactions. These transactions are not considered prohibited transactions under 29 CFR 408(b) of the ERISA regulations. This Trustee ended responsibilities on December 31, 2024.
The Plan invests in the common stock of the Company. At December 31, 2025 and 2024, the Plan held 14,670,720 and 15,721,674 shares, respectively, of U.S. Bancorp common stock. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income from U.S. Bancorp common stock of $31,299,889 and $32,895,470, respectively.